SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) yr mo shares
Summary Of Significant Accounting Policies 1	$ 3,790,000
Summary Of Significant Accounting Policies 2	$ 6,690,000
Summary Of Significant Accounting Policies 3	50.00%
Summary Of Significant Accounting Policies 4	10.00%
Summary Of Significant Accounting Policies 5	54.00%
Summary Of Significant Accounting Policies 6	10.00%
Summary Of Significant Accounting Policies 7	21.00%
Summary Of Significant Accounting Policies 8	17.00%
Summary Of Significant Accounting Policies 9	21.00%
Summary Of Significant Accounting Policies 10	10.00%
Summary Of Significant Accounting Policies 11	$ 5,030,000
Summary Of Significant Accounting Policies 12	$ 4,480,000
Summary Of Significant Accounting Policies 13	63.00%
Summary Of Significant Accounting Policies 14	32.00%
Summary Of Significant Accounting Policies 15	31.00%
Summary Of Significant Accounting Policies 16	10.00%
Summary Of Significant Accounting Policies 17	10.00%
Summary Of Significant Accounting Policies 18 | mo	12
Summary Of Significant Accounting Policies 19 | yr	46
Summary Of Significant Accounting Policies 20	75.00%
Summary Of Significant Accounting Policies 21 | mo	12
Summary Of Significant Accounting Policies 22 | mo	12
Summary Of Significant Accounting Policies 23	5.00%
Summary Of Significant Accounting Policies 24	685,000
Summary Of Significant Accounting Policies 25	76,368
Summary Of Significant Accounting Policies 26 | shares	641,080
Summary Of Significant Accounting Policies 27	$ 102,000
Summary Of Significant Accounting Policies 28	82,000
Summary Of Significant Accounting Policies 29	$ 6,900,000
Summary Of Significant Accounting Policies 30	6.1881